EDWARD JONES MONEY MARKET FUND

(the “Fund”)

Supplement dated November 13, 2025

to the Statement of Additional Information (“SAI”) dated July 1, 2025

This supplement provides new and additional information beyond that contained in the

SAI and should be read in conjunction with the SAI.

Effective as of the close of business on November 7, 2025, Colleen R. Dean resigned as President of the Fund, and, effective as of November 8, 2025, Evan S. Posner was appointed President of the Fund.

Accordingly, effective as of November 8, 2025, the SAI is hereby supplemented and revised as follows:

In the section entitled “Trustees and Officers,” the portion of the table under the heading “Officers of the Fund” is hereby deleted and replaced with the following:

Name and Year of Birth	Position with the Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(3) Overseen by Trustees	Other Directorships Held During Past Five Years

Officers of the Fund
Evan S. Posner (Born: 1979)	President/Principal Executive Officer and Secretary	Indefinite Term; President since November 2025, Secretary since July 2021	Associate General Counsel at Edward Jones (since 2018); Assistant Secretary of the Fund (2019-2021); Vice President, Counsel at Voya Investment Management (2012-2018).	N/A	N/A
Aaron J. Masek (Born: 1974)	Treasurer/Principal Financial Officer	Indefinite Term; Since January 2017	Director, Finance, Edward Jones (since 2015); Vice President and Treasurer, AQR Funds (2010-2015).	N/A	N/A
Shwetha Shenoy (Born: 1975)	Assistant Treasurer	Indefinite Term; Since June 2025	Manager, Mutual Fund Oversight of the Finance Division, Edward Jones (since 2021); Vice President, Fund Treasurers Office, PIMCO and Assistant Treasurer for various PIMCO proprietary funds (2014 – 2020).	N/A	N/A

Name and Year of Birth	Position with the Fund	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(3) Overseen by Trustees	Other Directorships Held During Past Five Years
Alan J. Herzog (Born: 1973)	Chief Compliance Officer, Vice President and Anti-Money Laundering Officer	Indefinite Term; Since March 2022	Principal, Compliance, Edward Jones and General Partner, The Jones Financial Companies, L.L.L.P. (since 2013); Chief Compliance Officer, Anti-Money Laundering Officer and Vice President of the Fund (2015-2019).	N/A	N/A
Gregory M. Rees (Born: 1987)	Assistant Secretary	Indefinite Term; Since December 2022	Associate General Counsel at Edward Jones (since 2021); Assistant Vice President at State Street Bank & Trust Company (2019-2021); Fund Administration Legal Contractor for State Street Bank & Trust Company (2017-2019).	N/A	N/A
Nidhi McGurn (Born: 1986)	Assistant Secretary	Indefinite Term; Since November 2024	Associate General Counsel at Edward Jones (since 2023); U.S. Investments Counsel at Mercer Investments, LLC (2018 – 2023); Investor Services Counsel at BBH (2016 – 2018).	N/A	N/A

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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